Leases	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Leases
14. Leases
The Company as a lessee
The Company leases some aircraft under long-term lease agreements with an average duration of 16 years. Aircraft under operating leases may be renewed in accordance with management’s business plan.
Other leased assets include real estate, airport and terminal facilities, sales offices, maintenance facilities, and general offices. Most lease agreements include renewal options; a few have escalation clauses, but no purchase options.
Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2023	$210,786	$23,594	$234,380
Additions	120,747	1,960	122,707
Depreciation expense	(70,622)	(5,319)	(75,941)
Balance at December 31, 2023	$260,911	$20,235	$281,146
Additions	98,603	18,300	116,903
Derecognition	(20,271)	—	(20,271)
Depreciation expense	(62,327)	(6,148)	(68,475)
Balance at December 31, 2024	$276,916	$32,387	$309,303
Additions	41,760	11,581	53,341
Depreciation expense	(59,437)	(6,446)	(65,883)
Balance at December 31, 2025	$259,239	$37,522	$296,761

Additions to the right-of-use assets include new leases, contract extensions, changes in discount rate and changes in rental payments. During 2025, the Company entered into a new lease transaction with a third party, for one Boeing 737-800 BCF converted freighter.
During 2024, right-of-use of aircraft include the non-cash derecognition of $20.3 million, due the purchase from lessors of 4 Boeing 737-800 NG aircraft. These aircraft were capitalized in the consolidated statement of financial position at their acquisition cost within "Property and equipment".
During 2023, the Company entered into a lease transaction with third parties, for 1 new Boeing 737 MAX 9 aircraft.
Lease liabilities

	2025	2024
Current portion of lease liability
Aircraft	$60,101	$54,134
Real estate	6,031	4,969
	$66,132	$59,103
Long-term lease liability
Aircraft	$222,113	$239,193
Real estate	36,270	31,401
	$258,383	$270,594
	$324,515	$329,697

For leases under IFRS 16 the Company recognizes a provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend on the aircraft utilization. This provision is booked as a dismantling provision cost under “long term liabilities” in the consolidated statement of financial position. As of December 31, 2025 the total liability related to leases including the provision of dismantling amounts to $347.1 million (2024: $351.9 million).
The Company had total cash outflows for leases of $76.1 million the year ended as December 31, 2025 (2024: $77.1 million).
As of December 31, 2025 the average incremental borrowing rate of leased aircraft is 5.2% (2024: 5.2%).
The maturity analysis of lease liabilities is disclosed in Note 28.5.
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2025	2024	2023
Depreciation and amortization
Depreciation expense of right of use assets	$65,883	$68,475	$75,941

Other operating and administrative expenses
Short-term leases	$9,713	$6,681	$12,310
Leases of low-value assets	351	369	425
Variable lease payments not include in the measurement of lease liabilities	851	3,225	2,895
	$10,915	$10,275	$15,630
Finance cost
Interest expense on lease liability	$16,972	$16,366	$12,173
Unwinding of discount and changes in the discount rate	1,154	(2,501)	1,106
	$18,126	$13,865	$13,279
	$94,924	$92,615	$104,850

Some property leases contain variable payment terms that are linked to the number of passengers or employees using the areas. Additionally, some aircraft leases contain variable payment terms that depend on the aircraft’s flight hours.
The unwinding of discount and changes in the discount rate over leased aircraft correspond to the interest expenses of the discounted dismantling provision.
As of December 31, 2024, unwinding of discount and changes in discount rate includes $4.2 million representing the unused portion of the dismantling provision related to the purchase of 4 leased Boeing 737-800 aircraft.